SMALLCAP World Fund®
Investment portfolio
June 30, 2021
unaudited
Common stocks 92.08% Information technology 20.71%	Shares	Value (000)
RingCentral, Inc., Class A1	3,782,955	$1,099,251
MongoDB, Inc., Class A1	2,648,536	957,499
Cree, Inc.[1]	5,287,678	517,822
Smartsheet, Inc., Class A1	6,141,805	444,175
Sinch AB1	25,109,900	422,503
Netcompany Group AS, non-registered shares[2]	2,881,200	327,344
eMemory Technology, Inc.[1,2]	6,073,334	290,997
Ceridian HCM Holding, Inc.[1]	2,851,343	273,501
Globant SA1	1,128,131	247,264
Nordic Semiconductor ASA[1]	9,497,115	240,678
Silergy Corp.	1,753,456	238,514
EPAM Systems, Inc.[1]	451,983	230,945
Net One Systems Co., Ltd.[2]	6,879,958	226,968
Network International Holdings PLC[1,2]	43,780,813	221,475
SHIFT, Inc.[1,2]	1,410,900	218,566
Kulicke and Soffa Industries, Inc.[2,3]	3,432,932	210,095
Alteryx, Inc., Class A1	2,327,200	200,186
Paycom Software, Inc.[1]	515,250	187,278
Endava PLC, Class A (ADR)[1]	1,627,519	184,528
Lightspeed POS, Inc., subordinate voting shares[1]	1,597,219	133,544
Lightspeed POS, Inc., subordinate voting shares (CAD denominated)[1]	580,600	48,594
VisEra Technologies Co., Ltd.[1,4,5,6]	11,090,000	153,141
VisEra Technologies Co., Ltd.[1]	1,259,000	21,463
MKS Instruments, Inc.	964,988	171,720
BE Semiconductor Industries NV	2,013,700	170,819
Tokai Carbon Korea Co., Ltd.[2]	932,920	167,009
Keywords Studios PLC[1,2]	4,812,719	165,770
Kingdee International Software Group Co., Ltd.[1]	46,106,093	156,472
Megaport, Ltd.[1,2]	11,040,000	152,590
Unimicron Technology Corp.	32,510,000	150,517
Qorvo, Inc.[1]	741,404	145,056
Olo, Inc., Class A1	3,870,830	144,730
Dye & Durham, Ltd.[2]	3,731,197	143,366
Okta, Inc., Class A1	581,800	142,355
ALTEN SA, non-registered shares	1,063,998	141,051
Marvell Technology, Inc.	2,368,818	138,173
Softcat PLC	5,420,785	133,175
Asana, Inc., Class A1,3	2,145,285	133,072
Bottomline Technologies, Inc.[1,2]	3,574,300	132,535
Money Forward, Inc.[1]	2,045,704	130,555
Rapid7, Inc.[1]	1,345,069	127,284
Euronet Worldwide, Inc.[1]	939,416	127,150
PAR Technology Corp.[1,2,3]	1,806,769	126,365
GB Group PLC[2]	10,893,800	124,398
Avast PLC	18,002,856	121,977
SUMCO Corp.[3]	4,921,100	120,707
Alarm.Com Holdings, Inc.[1]	1,421,000	120,359
SMALLCAP World Fund — Page 1 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Appfolio, Inc., Class A1	827,175	$116,797
Teradata Corp.[1]	2,311,952	115,528
Nuvei Corp., subordinate voting shares[1]	1,400,000	115,500
Jamf Holding Corp.[1]	3,382,000	113,534
CDW Corp.	650,000	113,522
Viavi Solutions, Inc.[1]	6,420,608	113,388
TeamViewer AG1	2,955,437	111,160
Nagarro SE1,2	902,968	110,817
Computer Age Management Services Ltd.[2]	2,903,879	109,092
Global Unichip Corp.[2]	6,965,000	103,241
Bentley Systems, Inc., Class B3	1,586,700	102,786
CMC Materials, Inc.	675,588	101,838
Tanla Platforms, Ltd.[1,2]	9,190,777	98,882
OneConnect Financial Technology Co., Ltd. (ADR)[1]	8,211,581	98,703
Fabrinet, non-registered shares[1]	1,022,608	98,037
Yeahka Ltd.[1,3]	15,538,200	97,760
Justsystems Corp.[3]	1,617,921	95,245
Halma PLC	2,521,862	93,910
EVERTEC, Inc.	2,120,550	92,562
Novanta, Inc.[1]	681,098	91,785
Elastic NV, non-registered shares[1]	618,500	90,153
MACOM Technology Solutions Holdings, Inc.[1]	1,387,000	88,879
Vitec Software Group AB, Class B	2,138,860	88,472
SimCorp AS	641,250	80,493
Appier Group, Inc.[1,2,3]	5,620,100	79,879
Hamamatsu Photonics KK	1,289,450	77,765
Paymentus Holdings, Inc., Class A1,3	2,178,971	77,353
LEM Holding SA1	36,500	76,531
Pegasystems, Inc.	542,025	75,444
Ideagen PLC[2]	20,183,901	75,106
Avalara, Inc.[1]	451,914	73,120
Coforge, Ltd.	1,297,186	72,552
Repay Holdings Corp., Class A1	2,989,000	71,856
INFICON Holding AG	61,865	71,543
Concentrix Corp.[1]	428,914	68,969
Dexerials Corp.[2]	3,231,400	68,179
Comet Holding AG	245,477	67,521
Cognex Corp.	800,000	67,240
BlackLine, Inc.[1]	595,000	66,206
AIXTRON SE	2,434,518	65,962
Duck Creek Technologies, Inc.[1,3]	1,468,897	63,912
Reply SpA	386,657	63,545
QAD, Inc., Class A	728,879	63,427
ON Semiconductor Corp.[1]	1,645,700	62,997
Advanced Energy Industries, Inc.	546,013	61,541
Computer Services, Inc.	1,084,411	60,998
Momentive Global, Inc.[1]	2,842,821	59,898
Crayon Group Holding ASA[1]	4,018,713	58,763
Appen, Ltd.	5,624,751	57,369
Aspen Technology, Inc.[1]	417,000	57,354
LPKF Laser & Electronics AG, non-registered shares[2,3]	1,959,515	57,065
Extreme Networks, Inc.[1]	5,058,281	56,450
Chindata Group Holdings, Ltd., Class A (ADR)[1,3]	3,693,029	55,728
Vanguard International Semiconductor Corp.	13,107,394	55,511
Agora, Inc. (ADR)[1,3]	1,305,000	54,758
SMALLCAP World Fund — Page 2 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Flex, Ltd.[1]	2,917,808	$52,141
Anaplan, Inc.[1]	941,267	50,170
Fortnox AB	1,012,800	49,799
Silicon Laboratories, Inc.[1]	324,000	49,653
NCR Corp.[1]	1,048,500	47,822
Cherry AG1,2	1,266,413	47,452
Bechtle AG, non-registered shares	245,093	45,525
Plaid, Inc.[1,3]	1,804,100	44,950
Pexip Holding ASA[1]	4,932,034	44,050
Trimble, Inc.[1]	530,000	43,370
Alkami Technology, Inc.[1]	1,167,053	41,629
Unifiedpost Group SA1,2	2,470,158	40,303
Disco Corp.	131,500	40,186
BigCommerce Holdings, Inc., Series 1[1,3]	610,000	39,601
Zendesk, Inc.[1]	273,000	39,405
NHN KCP Corp.[1]	746,757	38,526
Bytes Technology Group PLC[1]	5,825,709	37,312
SINBON Electronics Co., Ltd.[1]	3,649,000	35,884
Nuance Communications, Inc.[1]	649,275	35,347
DoubleVerify Holdings, Inc.[1,3]	811,900	34,376
TravelSky Technology, Ltd., Class H	15,826,000	34,162
Smaregi, Inc.[1,2,3]	564,600	34,050
Boku, Inc.[1,7]	14,127,290	33,417
Maruwa Co., Ltd.	323,400	32,574
SmartCraft ASA, Class A1,2	13,138,893	32,206
Nayax, Ltd.[1]	10,685,290	31,464
BTRS Holdings, Inc., Class A1	2,480,000	31,298
Linklogis, Inc., Class B1,3	13,910,500	31,245
Clear Secure, Inc., Class A1,2	753,037	30,121
eCloudvalley Digital Technology Co., Ltd.	1,896,100	29,943
SailPoint Technologies Holdings, Inc.[1]	585,700	29,912
Paylocity Holding Corp.[1]	150,000	28,620
Cloudflare, Inc., Class A1	264,395	27,984
Vontier Corp.	850,000	27,693
EcoOnline Holding AS1,2,3	10,000,000	27,235
SpiderPlus & Co.[1,3]	1,342,000	26,080
Conductor Technology, Ltd.[1,2,4,5,6]	4,318,937	26,043
Topicus.com, Inc., subordinate voting shares[1]	358,043	26,010
GlobalWafers Co., Ltd.	777,000	25,628
FDM Group (Holdings) PLC	1,760,000	24,833
Venustech Group, Inc., Class A	5,493,430	24,664
Semtech Corp.[1]	330,900	22,766
Pushpay Holdings, Ltd.[1,3]	17,654,124	22,212
Zuken, Inc.	763,400	21,371
CDK Global, Inc.	423,077	21,023
Renishaw PLC	305,400	20,810
GMO Payment Gateway, Inc.	153,000	19,928
AAC Technologies Holdings, Inc.[3]	2,629,000	19,673
Zebra Technologies Corp., Class A1	36,300	19,220
Nemetschek SE	249,687	19,102
Lime Technologies AB	471,986	17,957
Coupa Software, Inc.[1]	61,500	16,120
ASM Pacific Technology, Ltd.	1,131,279	15,328
Fair Isaac Corp.[1]	29,100	14,628
BasWare Oyj[1]	308,753	14,553
SMALLCAP World Fund — Page 3 of 30

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Adesso SE, non-registered shares	76,300	$12,757
SiTime Corp.[1]	97,750	12,374
LiveRamp Holdings, Inc.[1]	251,800	11,797
Similarweb, Ltd.[1,3]	571,900	11,266
Kainos Group PLC	545,664	11,134
NCC Group PLC	2,721,218	11,067
nCino, Inc.[1]	167,500	10,037
Accton Technology Corp.[1]	803,000	9,525
Patreon, Inc., Class B1,4,5,6	189,951	9,468
Allegro Microsystems, Inc.[1]	318,541	8,824
Bouvet ASA	1,148,000	8,173
Jfrog, Ltd.[1,3]	178,400	8,121
Mensch und Maschine Software SE	96,000	6,910
BASE, Inc.[1]	374,500	5,694
Foursquare Labs, Inc., Series A1,4,5,6,7	1,970,385	5,655
Yotpo, Ltd.[1,4,5,6,7]	2,620,102	5,475
Hennge KK1,3	159,000	5,446
ams AG, non-registered shares[1]	244,500	4,905
908 Devices, Inc.[1,3]	112,500	4,359
		16,870,523
Health care 18.27%
Insulet Corp.[1]	2,984,282	819,215
NovoCure, Ltd.[1]	3,621,597	803,343
Molina Healthcare, Inc.[1]	2,407,600	609,267
CanSino Biologics, Inc., Class H1,3	10,509,804	558,498
Agilon Health, Inc.[1,4,7]	13,114,300	468,201
Notre Dame Intermédica Participações SA	21,680,129	370,198
Pacific Biosciences of California, Inc.[1]	9,675,155	338,340
Allakos, Inc.[1,2]	3,788,618	323,434
Biohaven Pharmaceutical Holding Co., Ltd.[1]	3,190,163	309,701
Amplifon SpA	5,286,500	261,019
Zai Lab, Ltd. (ADR)[1]	1,449,910	256,620
Centene Corp.[1]	3,437,674	250,710
Pharmaron Beijing Co., Ltd., Class H	9,308,000	248,156
DexCom, Inc.[1]	552,500	235,917
PolyPeptide Group AG1,2	2,408,747	222,326
Ultragenyx Pharmaceutical, Inc.[1]	2,222,970	211,960
GVS SpA[2]	12,158,629	199,100
Vitrolife AB	4,669,000	194,003
AddLife AB, Class B	6,072,019	186,600
PRA Health Sciences, Inc.[1]	997,350	164,772
Nevro Corp.[1]	974,480	161,559
Legend Biotech Corp. (ADR)[1,3]	3,689,400	151,450
Integra LifeSciences Holdings Corp.[1]	2,128,347	145,238
Haemonetics Corp.[1]	2,178,217	145,156
Bachem Holding AG, Class B	242,844	143,830
Penumbra, Inc.[1]	508,744	139,426
Applied Molecular Transport, Inc.[1,2,3]	3,032,193	138,692
Mani, Inc.[2]	5,922,882	135,737
Metropolis Healthcare, Ltd.[2]	3,545,651	135,269
Revance Therapeutics, Inc.[1,2]	4,512,630	133,754
Max Healthcare Institute, Ltd.[1]	38,458,133	131,678
Silk Road Medical, Inc.[1,2]	2,749,230	131,578
Ocumension Therapeutics[1,2]	37,102,000	130,454
SMALLCAP World Fund — Page 4 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Globus Medical, Inc., Class A1	1,605,634	$124,485
Health Catalyst, Inc.[1]	2,166,517	120,263
Genus PLC	1,736,000	119,110
Alignment Healthcare, Inc.[1,3]	4,927,200	115,149
Cortexyme, Inc.[1,2,3]	2,146,067	113,742
Pulmonx Corp.[1,2,3]	2,550,500	112,528
CELLINK AB, Class B1,3	2,251,775	111,614
Shockwave Medical, Inc.[1]	585,000	110,992
Exact Sciences Corp.[1]	890,000	110,636
CONMED Corp.	797,287	109,571
Vir Biotechnology, Inc.[1]	2,106,538	99,597
TG Therapeutics, Inc.[1]	2,450,200	95,043
Twist Bioscience Corp.[1]	704,000	93,808
Arjo AB, Class B	8,935,483	92,089
Gland Pharma Ltd.[1]	1,970,452	90,777
New Frontier Health Corp., Class A1,2,3	8,098,551	90,461
Fisher & Paykel Healthcare Corp., Ltd.	4,131,500	89,872
Fagron NV2	3,992,795	89,150
Shandong Pharmaceutical Glass Co., Ltd., Class A	16,891,376	88,751
Novavax, Inc.[1]	411,000	87,259
CRISPR Therapeutics AG1	495,405	80,201
Tandem Diabetes Care, Inc.[1]	778,500	75,826
Oak Street Health, Inc.[1]	1,293,500	75,760
Editas Medicine, Inc.[1]	1,300,000	73,632
Antares Vision SpA[1,2]	5,278,008	73,223
Addus HomeCare Corp.[1,2]	838,900	73,186
Natera, Inc.[1]	643,000	73,000
Hutchison China MediTech Ltd. (ADR)[1]	1,350,035	53,016
Hutchmed China Ltd. (HKD denominated)[1]	2,554,000	19,835
CompuGroup Medical SE & Co. KGaA	922,800	72,273
Carl Zeiss Meditec AG, non-registered shares	368,406	71,183
Allogene Therapeutics, Inc.[1]	2,501,703	65,244
Cano Health, Inc.[1,4,7]	5,979,714	65,119
Glaukos Corp.[1]	750,322	63,650
Seer, Inc., Class A1,3	1,914,694	62,764
iRhythm Technologies, Inc.[1]	943,300	62,588
Poly Medicure, Ltd.[1]	4,511,022	61,694
Revenio Group Oyj, non-registered shares	792,790	60,069
Kronos Bio, Inc.[1]	1,459,327	34,951
Kronos Bio, Inc.[1,3]	928,792	22,244
AbCellera Biologics, Inc.[1,3]	2,529,808	55,656
Angelalign Technology, Inc.[1]	1,072,400	55,331
New Horizon Health, Ltd.[1]	5,364,835	54,724
Laurus Labs, Ltd.	5,896,000	54,625
Precision BioSciences, Inc.[1,2]	4,269,000	53,448
Cellectis SA (ADR)[1,2]	2,214,336	34,256
Cellectis SA, non-registered shares[1,2]	1,181,240	18,769
Adaptive Biotechnologies Corp.[1]	1,278,864	52,254
NuVasive, Inc.[1]	766,000	51,919
Hikma Pharmaceuticals PLC	1,521,400	51,477
Guardant Health, Inc.[1]	409,500	50,856
FIGS, Inc., Class A1,3	1,000,000	50,100
Genetron Holdings, Ltd. (ADR)[1]	2,472,191	49,790
Nakanishi, Inc.	2,255,800	49,341
Phreesia, Inc.[1]	795,384	48,757
SMALLCAP World Fund — Page 5 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Privia Health Group, Inc.[1,3]	1,098,000	$48,718
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	1,949,981	48,216
Inari Medical, Inc.[1]	512,050	47,764
Amvis Holdings, Inc.	790,600	45,759
Rubius Therapeutics, Inc.[1,3]	1,866,729	45,567
Sosei Group Corp.[1,3]	2,744,100	45,177
Zealand Pharma A/S1	1,483,836	43,820
STAAR Surgical Co.[1]	287,104	43,783
Madrigal Pharmaceuticals, Inc.[1]	428,422	41,733
Berkeley Lights, Inc.[1]	923,095	41,364
Hypera SA, ordinary nominative shares	5,957,283	41,286
Ambu AS, Class B, non-registered shares	1,070,500	41,156
KRKA, dd, Novo mesto	335,262	41,145
Olink Holding AB (ADR)[1]	1,177,156	40,518
Incyte Corp.[1]	474,000	39,878
Adaptimmune Therapeutics PLC (ADR)[1,2]	9,323,900	39,720
Revolution Medicines, Inc.[1]	1,228,000	38,977
Teladoc Health, Inc.[1,3]	230,000	38,247
Xenon Pharmaceuticals, Inc.[1]	2,019,226	37,598
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	37,100
Acutus Medical, Inc.[1,2,3]	2,117,967	35,963
Zentalis Pharmaceuticals, Inc.[1]	670,000	35,644
Jacobio Pharmaceuticals Group Co., Ltd.[1,3]	12,392,400	34,715
Encompass Health Corp.	443,400	34,598
CellaVision AB, non-registered shares	789,300	33,995
Inhibrx, Inc.[1,3]	1,200,000	33,024
MorphoSys AG, non-registered shares[1]	421,155	32,670
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	32,624
Syneos Health, Inc., Class A1	353,500	31,635
UDG Healthcare PLC	2,117,403	31,311
Signify Health, Inc., Class A1	1,000,000	30,430
Menicon Co., Ltd.	421,000	29,558
Fleury SA, ordinary nominative shares	5,540,900	28,875
Medacta Group SA1	216,959	28,467
Acerta Pharma BV1,4,5,6	195,556,815	27,065
Quantum-SI, Inc., Class A1,4	2,500,000	26,972
Sysmex Corp.	220,300	26,175
Strides Pharma Science, Ltd.[1]	2,440,000	24,925
Dechra Pharmaceuticals PLC	398,000	24,059
Innovage Holding Corp.[1]	1,109,400	23,641
Surgical Science Sweden AB1	1,215,742	23,582
Alnylam Pharmaceuticals, Inc.[1]	137,700	23,343
Classys, Inc.	1,437,441	23,103
Asahi Intecc Co., Ltd.	962,400	23,009
Nordhealth AS, Class A1,2	5,120,000	22,715
Diagnósticos da América SA	1,728,463	21,469
Eargo, Inc.[1,3]	517,918	20,670
HBM Holdings, Ltd.[1,3]	15,992,000	20,391
Chemed Corp.	42,000	19,929
Autolus Therapeutics PLC (ADR)[1,3]	2,955,806	19,627
Certara, Inc.[1]	684,863	19,402
OdontoPrev SA, ordinary nominative shares	6,925,700	18,143
WIN-Partners Co., Ltd.[2]	1,982,700	17,900
Schrodinger, Inc.[1]	232,084	17,548
Creo Medical Group PLC[1,3]	6,326,998	17,417
SMALLCAP World Fund — Page 6 of 30

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Global Blood Therapeutics, Inc.[1]	467,520	$16,373
Aveanna Healthcare Holdings, Inc.[1]	1,246,000	15,413
Gracell Biotechnologies, Inc., Class A (ADR)[1]	1,112,033	14,456
Scholar Rock Holding Corp.[1,3]	475,000	13,727
Akoya Biosciences, Inc.[1]	700,000	13,538
Adagene, Inc. (ADR)[1]	923,269	12,520
Cronos Group, Inc.[1,3]	1,258,000	10,839
Grifols, SA, Class B (ADR)	616,400	10,695
Bonesupport Holding AB1	1,200,000	10,544
Deciphera Pharmaceuticals, Inc.[1]	270,000	9,885
Galapagos NV1	139,195	9,652
Karuna Therapeutics, Inc.[1]	78,600	8,960
Implantica AG, Class A (SDR)[1]	700,000	8,932
Sana Biotechnology, Inc.[1,3]	426,000	8,375
KRY International AB, Series A1,4,5,6	19,744	8,373
Intervacc AB1,3	850,000	7,648
ChemoMetec A/S1	53,500	7,196
Altimmune, Inc.[1,3]	692,604	6,822
Black Diamond Therapeutics, Inc.[1,3]	525,000	6,400
Vimian Group AB (publ)[1]	550,000	5,913
Bausch Health Companies, Inc.[1]	200,000	5,864
Xvivo Perfusion AB1	135,500	5,542
Amedisys, Inc.[1]	17,200	4,213
NuCana PLC (ADR)[1]	1,440,000	3,989
Nanoform Finland PLC[1]	351,000	2,967
Hikal Ltd.[1]	409,287	2,703
NMC Health PLC[1,4,5]	911,693	13
		14,884,531
Consumer discretionary 17.57%
Evolution AB	7,980,199	1,261,077
YETI Holdings, Inc.[1,2]	6,054,875	555,959
Floor & Decor Holdings, Inc., Class A1	4,124,900	436,002
Helen of Troy, Ltd.[1,2]	1,863,697	425,147
TopBuild Corp.[1,2]	2,011,168	397,769
Ocado Group PLC[1]	10,398,813	288,125
Thor Industries, Inc.	2,315,800	261,685
DraftKings, Inc., Class A1,3	4,706,126	245,519
Entain PLC[1]	10,107,144	244,042
Tube Investments of India, Ltd.[2]	15,422,242	242,465
Shop Apotheke Europe NV, non-registered shares[1,2]	1,249,057	234,601
Dollarama, Inc.	5,010,000	229,322
Jiumaojiu International Holdings, Ltd.	55,263,000	225,983
Wyndham Hotels & Resorts, Inc.	3,000,601	216,913
Six Flags Entertainment Corp.[1,2]	4,522,335	195,727
Momo.com, Inc.[1]	2,878,000	194,707
IDP Education, Ltd.[3]	10,364,449	190,745
BHG Group AB1,2	9,674,000	187,080
zooplus AG, non-registered shares[1,2]	571,934	185,276
Pool Corp.	391,999	179,794
Food & Life Companies, Ltd.	4,126,300	178,096
Kindred Group PLC (SDR)	11,094,800	173,913
Coursera, Inc.[1,4,7]	3,273,164	117,832
Coursera, Inc.[1,3]	1,411,395	55,835
Everi Holdings, Inc.[1,2]	6,524,406	162,719
SMALLCAP World Fund — Page 7 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Five Below, Inc.[1]	804,402	$155,467
frontdoor, inc.[1]	2,862,300	142,600
Moncler SpA	2,015,000	136,333
Red Rock Resorts, Inc., Class A1	3,142,436	133,554
Auction Technology Group PLC[1,2]	8,335,148	132,826
Domino’s Pizza Group PLC[2]	24,475,815	131,570
Wayfair Inc., Class A1,3	416,000	131,335
Porch Group, Inc.[1,2,3]	6,412,252	124,013
ASOS PLC[1]	1,772,407	121,608
KB Home	2,957,918	120,446
Desenio Group AB1,2	11,525,822	119,863
Vroom, Inc.[1,3]	2,760,700	115,563
Scientific Games Corp.[1]	1,482,026	114,768
Mattel, Inc.[1]	5,700,000	114,570
Arco Platform, Ltd., Class A1	3,706,715	113,648
Bafang Electric (Suzhou) Co., Ltd., Class A	3,058,340	111,884
Inchcape PLC	10,268,000	109,156
Leslie’s, Inc.[1]	3,968,513	109,094
Kontoor Brands, Inc.[3]	1,910,000	107,743
Lennar Corp., Class A	1,058,458	105,158
Lennar Corp., Class B	21,169	1,724
MIPS AB	1,230,500	105,823
Strategic Education, Inc.[2]	1,390,500	105,761
Williams-Sonoma, Inc.	658,000	105,050
Mercari, Inc.[1,3]	1,930,000	102,498
Purple Innovation, Inc., Class A1,2	3,848,000	101,626
Norwegian Cruise Line Holdings, Ltd.[1,3]	3,397,628	99,924
Bright Horizons Family Solutions, Inc.[1]	678,549	99,821
Bajaj Electricals, Ltd.[1,2]	7,218,607	99,728
Domino’s Pizza, Inc.	208,000	97,030
Games Workshop Group PLC	600,400	94,681
SSP Group PLC[1]	25,458,566	93,818
Salvatore Ferragamo SpA[1,3]	4,163,958	89,096
Jumbo SA	5,206,161	87,598
MADE.com Group PLC[1,2]	30,679,670	86,364
Musti Group Oyj[2]	2,279,795	84,396
Levi Strauss & Co., Class A	2,950,000	81,774
Basic-Fit NV1,3	1,890,225	80,823
Dr. Martens PLC[1]	13,072,600	80,471
Skechers USA, Inc., Class A1	1,550,000	77,236
Bike24 Holding AG1,2	3,295,073	75,525
Etsy, Inc.[1]	366,850	75,512
Nien Made Enterprise Co., Ltd.	4,920,000	73,016
Watches of Switzerland Group PLC[1]	6,084,000	70,358
China MeiDong Auto Holdings, Ltd.	12,822,000	69,937
Lojas Quero-Quero SA2	14,974,560	68,975
Asbury Automotive Group, Inc.[1]	393,402	67,417
Polaris, Inc.	485,000	66,426
Tongcheng-Elong Holdings, Ltd.[1]	26,462,600	66,256
Cairn Homes PLC[1,2]	50,520,000	63,944
Century Communities, Inc.	911,000	60,618
Toll Brothers, Inc.	1,043,184	60,306
Just Eat Takeaway (EUR denominated)[1]	638,400	58,946
B&M European Value Retail SA	7,408,252	58,741
WH Smith PLC[1]	2,527,003	56,227
SMALLCAP World Fund — Page 8 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
POYA International Co., Ltd.[1]	2,795,527	$54,481
AcadeMedia AB2	5,658,097	53,420
M.D.C. Holdings, Inc.	1,044,930	52,873
Gourmet Master Co., Ltd.[1]	8,537,000	52,241
Westwing Group AG, non-registered shares[1]	952,000	52,084
Adient PLC[1]	1,129,400	51,049
Brunello Cucinelli SpA[1,3]	864,000	50,528
Hilton Grand Vacations, Inc.[1]	1,214,223	50,257
B2W - Cia. Digital, ordinary nominative shares[1]	3,763,361	50,135
China East Education Holdings, Ltd.[3]	30,468,286	47,875
Flutter Entertainment PLC (CDI)[1]	259,095	47,112
Melco International Development, Ltd.[1,3]	25,076,000	46,055
RVRC Holding AB1	4,992,800	45,855
Grand Canyon Education, Inc.[1]	500,000	44,985
D.R. Horton, Inc.	490,000	44,281
Darden Restaurants, Inc.	303,300	44,279
MGM China Holdings, Ltd.[1,3]	29,188,648	44,210
Pets at Home Group PLC	6,752,000	42,591
Cie. Plastic Omnium SA	1,348,533	42,118
Caesars Entertainment, Inc.[1]	400,000	41,500
Golden Entertainment, Inc.[1]	906,855	40,627
OneSpaWorld Holdings, Ltd.[1,2,3]	3,993,548	38,697
Cavco Industries, Inc.[1]	170,870	37,966
JOANN, Inc.[2]	2,405,733	37,890
Trainline PLC[1]	9,163,000	37,214
MakeMyTrip Ltd., non-registered shares[1]	1,206,693	36,261
Macy’s, Inc.[1]	1,900,000	36,024
Patrick Industries, Inc.	457,070	33,366
Beazer Homes USA, Inc.[1,2]	1,659,813	32,018
Mazda Motor Corp.[1]	3,264,000	30,673
Countryside Properties PLC[1]	4,604,600	30,102
Alpen Co., Ltd.[3]	1,130,000	30,036
Nokian Renkaat Oyj	738,000	29,797
Ace Hardware Indonesia Tbk PT	345,025,600	29,744
LGI Homes, Inc.[1]	175,856	28,478
Nordstrom, Inc.[1]	760,000	27,793
Elior Group SA1	3,719,000	27,782
Thule Group AB	616,800	27,344
Graham Holdings Co., Class B	42,648	27,035
Roland Corp.[3]	530,600	26,889
International Game Technology PLC[1,3]	1,082,000	25,925
Paltac Corp.	480,200	24,897
Leifheit AG, non-registered shares	443,332	24,654
Central Automotive Products, Ltd.	768,800	24,498
Del Taco Restaurants, Inc.[2]	2,402,550	24,050
Chow Sang Sang Holdings International, Ltd.	13,186,700	22,826
Vail Resorts, Inc.[1]	71,000	22,473
Aston Martin Lagonda Global Holdings PLC[1,3]	846,753	21,991
Jamna Auto Industries, Ltd.	17,988,741	20,486
The Original BARK Co.[1,4,7]	2,000,000	20,166
DESCENTE, Ltd.[1]	672,800	18,744
Zhongsheng Group Holdings, Ltd.	2,121,500	17,651
Bloomberry Resorts Corp.[1]	109,513,300	14,605
StockX, Inc.[1,4,5,6]	161,790	14,561
Dalata Hotel Group PLC[1]	3,000,900	14,031
SMALLCAP World Fund — Page 9 of 30

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Relaxo Footwears, Ltd.[1]	890,000	$13,793
Aramark	356,556	13,282
Westlife Development, Ltd.[1]	1,928,968	12,965
Installed Building Products, Inc.	89,361	10,934
Fox Factory Holding Corp.[1]	61,853	9,628
Goodyear Tire & Rubber Co. (USA)[1]	558,712	9,582
Detsky Mir PJSC	4,128,290	8,536
Puuilo Oyj[1]	844,321	7,846
Royal Caribbean Cruises, Ltd.[1]	78,017	6,653
Lojas Americanas SA, ordinary nominative shares	1,232,000	5,117
China Zenix Auto International, Ltd. (ADR)[1]	2,152,000	710
BNN Technology PLC[1,2,4,5]	19,007,000	—[8]
		14,319,247
Industrials 16.74%
IMCD NV2	3,519,136	559,575
BayCurrent Consulting, Inc.[2]	1,219,600	438,022
NIBE Industrier AB, Class B	40,800,276	429,165
Diploma PLC[2]	9,962,226	400,193
Meggitt PLC[1,2]	60,852,944	388,228
VAT Group AG	1,109,546	368,869
Saia, Inc.[1,2]	1,409,588	295,295
Nihon M&A Center, Inc.	10,162,160	263,533
Wizz Air Holdings PLC[1]	3,902,224	252,030
Rexnord Corp.	4,878,500	244,120
Marel hf.	33,719,166	236,588
Armstrong World Industries, Inc.	2,144,811	230,052
Interpump Group SpA	3,880,325	229,779
Boyd Group Services, Inc.[2,3]	1,246,783	226,887
Arcosa, Inc.[2]	3,853,981	226,383
BELIMO Holding AG	459,465	210,055
Stericycle, Inc.[1]	2,806,338	200,794
Spirax-Sarco Engineering PLC	1,035,200	194,966
Nolato AB, Class B	18,186,096	178,926
MonotaRO Co., Ltd.	7,408,200	175,378
ManpowerGroup, Inc.	1,465,911	174,312
Ever Sunshine Lifestyle Services Group, Ltd.[3]	67,740,000	168,209
Carel Industries SpA[2]	6,904,814	165,795
BWX Technologies, Inc.	2,803,510	162,940
Visional, Inc.[1,2]	2,912,800	159,936
Japan Airport Terminal Co., Ltd.	3,556,600	159,750
Harmonic Drive Systems, Inc.[3]	2,810,750	154,839
Comfort Systems USA, Inc.[2]	1,921,479	151,393
International Container Terminal Services, Inc.	44,009,076	147,583
Havells India, Ltd.	11,010,155	145,192
Japan Elevator Service Holdings Co., Ltd.[2]	6,217,154	144,495
Instalco AB2	3,457,000	143,400
Generac Holdings, Inc.[1]	332,048	137,850
Matson, Inc.[3]	1,974,000	126,336
TransDigm Group, Inc.[1]	190,000	122,985
Sun Country Airlines Holdings, Inc.[1,2]	3,229,018	119,506
Willscot Mobile Mini Holdings Corp., Class A1	4,245,000	118,308
Montana Aerospace AG1,2	2,772,283	116,704
Shoals Technologies Group, Inc., Class A1	3,233,804	114,800
Alfen NV1,2	1,189,400	111,064
SMALLCAP World Fund — Page 10 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TFI International, Inc. (CAD denominated)[3]	1,130,000	$103,164
TFI International, Inc.	68,200	6,219
Graco, Inc.	1,374,000	104,012
Chart Industries, Inc.[1]	705,000	103,156
Hefei Meyer Optoelectronic Technology, Inc., Class A	11,400,472	98,382
Vicor Corp., Class A1	930,305	98,370
Lifco AB, Class B	4,195,000	98,036
Kratos Defense & Security Solutions, Inc.[1]	3,376,853	96,207
Masco Corp.	1,625,000	95,729
Atlas Corp.[3]	6,300,000	89,775
IDEX Corp.	402,700	88,614
Avon Rubber PLC[2]	2,430,463	87,952
Sweco AB, Class B, non-registered shares	4,824,600	87,775
Watsco, Inc.	300,000	85,992
Kajaria Ceramics, Ltd.	6,480,538	85,438
DL E&C Co., Ltd.[1]	657,378	82,891
Aalberts NV, non-registered shares	1,518,000	81,575
Ceres Power Holdings PLC[1]	5,474,717	80,049
Woodward, Inc.	649,000	79,749
EnPro Industries, Inc.	810,134	78,705
Kadant, Inc.	418,259	73,651
Cleanaway Waste Management, Ltd.	37,002,998	73,261
IR Japan Holdings, Ltd.	561,900	70,759
Interface, Inc.[2]	4,616,340	70,630
DO & CO AG, non-registered shares[1,2,3]	779,520	70,340
ACV Auctions, Inc., Class A1	2,727,437	69,904
Granite Construction, Inc.	1,677,000	69,646
Marlowe PLC[1,2]	5,625,650	68,481
Kingspan Group PLC	724,000	68,370
Waste Connections, Inc.	570,000	68,075
Trinity Industries, Inc.	2,513,238	67,581
Melrose Industries PLC	30,830,657	66,147
Centre Testing International Group Co., Ltd.	12,715,436	62,736
Guangzhou Baiyun International Airport Co., Ltd., Class A	35,276,327	61,037
Zhejiang Weixing New Building Materials Co., Ltd., Class A	19,042,121	60,915
Sulzer AG	427,957	59,112
Cargotec Corp., Class B, non-registered shares	1,132,500	58,549
Resideo Technologies, Inc.[1]	1,838,512	55,155
Fasadgruppen Group AB2	3,610,300	53,913
CAE, Inc.[1]	1,750,000	53,901
Textron, Inc.	780,000	53,641
FTI Consulting, Inc.[1]	390,600	53,360
ESCO Technologies, Inc.	558,209	52,366
John Bean Technologies Corp.	367,061	52,350
TechnoPro Holdings, Inc.[3]	2,193,000	51,876
Addtech AB, Class B	3,093,403	51,327
AFRY AB, Class B	1,553,500	51,117
Pegasus Hava Tasimaciligi AS1,2	6,057,223	50,125
RWS Holdings PLC	6,400,000	49,887
CSW Industrials, Inc.	415,719	49,246
Astral, Ltd.	1,784,112	47,754
Howden Joinery Group PLC	4,143,379	46,804
Upwork Inc.[1]	777,246	45,306
XP Power, Ltd.	583,458	45,036
MDA, Ltd.[1,3]	3,426,600	44,920
SMALLCAP World Fund — Page 11 of 30

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
First Advantage Corp.[1,3]	2,250,000	$44,798
Haitian International Holdings, Ltd.	13,275,000	44,539
Barrett Business Services, Inc.[2]	610,765	44,348
Montrose Environmental Group, Inc.[1]	788,989	42,337
Indutrade AB	1,653,822	42,321
Midac Co., Ltd.[1]	1,245,600	41,989
CoStar Group, Inc.[1]	500,000	41,410
ITM Power PLC[1,3]	6,511,042	41,017
Rumo SA1	10,443,335	40,209
LIXIL Corp.	1,483,100	38,354
Advanced Drainage Systems, Inc.	323,056	37,659
Driven Brands Holdings, Inc.[1]	1,205,800	37,283
easyJet PLC[1]	3,000,000	37,133
The AZEK Co., Inc., Class A1	864,400	36,702
Copa Holdings, SA, Class A1	482,000	36,309
Cummins India, Ltd.	3,000,000	36,304
Air Lease Corp., Class A	835,600	34,878
Azelio AB1,2	5,786,000	34,142
Builders FirstSource, Inc.[1]	760,228	32,431
Simpson Manufacturing Co., Inc.	270,449	29,868
IAA, Inc.[1]	491,500	26,806
Volution Group PLC	4,295,500	24,867
Imperial Logistics, Ltd.	7,386,000	24,527
Troax Group AB	747,300	24,406
Voltronic Power Technology Corp.[1]	500,000	24,136
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,302,000	24,029
Froy ASA[1]	3,581,100	23,894
ICF International, Inc.	271,320	23,838
Grafton Group PLC	1,437,900	22,814
Sdiptech AB, Class B1	444,849	22,689
UFP Industries, Inc.	301,905	22,444
INVISIO AB	950,000	20,936
Munters Group AB	2,272,660	20,315
Oshkosh Corp.	150,000	18,696
Hexagon Purus ASA[1]	3,749,405	16,866
Sitowise Group PLC[1]	1,530,182	15,495
Boa Vista Servicos SA	6,700,600	14,806
Mersen SA1	337,489	13,146
Green Landscaping Group AB1	1,376,637	12,997
Nitto Boseki Co., Ltd.	414,000	12,782
Quantafuel AS1	2,676,000	11,928
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	617,200	11,856
Fluidra, SA, non-registered shares[1]	295,000	11,701
Coor Service Management Holding AB	1,450,000	11,487
JELD-WEN Holding, Inc.[1]	415,000	10,898
Interroll Holding AG	2,650	10,511
Curtiss-Wright Corp.	79,500	9,441
Hydrogenpro AS1	980,500	2,602
		13,638,247
Financials 8.13%
SVB Financial Group[1]	606,500	337,475
Ares Management Corp., Class A	5,174,776	329,064
Marqeta, Inc., Class B1,4,7	11,068,797	285,845
Trupanion, Inc.[1,2]	2,366,719	272,409
SMALLCAP World Fund — Page 12 of 30

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Janus Henderson Group PLC	6,819,041	$264,647
South State Corp.	2,912,333	238,112
Aavas Financiers, Ltd.[1,2]	6,075,680	221,710
East West Bancorp, Inc.	3,044,577	218,266
First Republic Bank	1,141,825	213,715
Essent Group, Ltd.	4,480,800	201,412
Capitec Bank Holdings, Ltd.	1,497,983	176,913
Independent Bank Group, Inc.[2]	2,210,246	163,514
Bajaj Finance, Ltd.[1]	1,955,000	158,227
RenaissanceRe Holdings, Ltd.	1,058,600	157,541
AU Small Finance Bank, Ltd.[1]	10,928,200	152,294
Enstar Group, Ltd.[1]	594,500	142,038
TCS Group Holding PLC (GDR)	1,544,761	135,166
TCS Group Holding PLC (GDR)[7]	31,700	2,774
Seacoast Banking Corp. of Florida[2]	3,906,901	133,421
Eurobank Ergasias Services and Holdings SA1	130,196,554	131,224
Focus Financial Partners, Inc., Class A1	2,640,931	128,085
AJ Bell PLC	18,325,000	109,964
Radian Group, Inc.	4,910,751	109,264
Cholamandalam Investment and Finance Co., Ltd.	15,562,471	107,459
Western Alliance Bancorporation	1,100,128	102,147
Live Oak Bancshares, Inc.	1,634,993	96,465
Stifel Financial Corp.	1,477,350	95,821
TMX Group, Ltd.	699,000	73,836
Goosehead Insurance, Inc., Class A	577,831	73,558
Upstart Holdings, Inc.[1,3]	552,465	69,003
IIFL Wealth Management, Ltd.	4,350,654	68,151
Indian Energy Exchange, Ltd.	13,050,934	65,869
Webster Financial Corp.	1,218,108	64,974
StepStone Group, Inc., Class A	1,853,600	63,764
Euronext NV	585,333	63,645
Valley National Bancorp	4,567,000	61,335
Banca Generali SpA[1]	1,416,423	60,429
The Bank of N.T. Butterfield & Son, Ltd.	1,550,000	54,948
Multi Commodity Exchange of India, Ltd.[1]	2,540,000	51,994
Uzabase, Inc.[1,2]	2,145,100	51,535
PacWest Bancorp	1,220,000	50,215
NMI Holdings, Inc.[1]	2,147,927	48,285
SiriusPoint, Ltd.[1]	4,438,233	44,693
City Union Bank, Ltd.	19,531,129	43,776
MGIC Investment Corp.	3,101,550	42,181
Moelis & Co., Class A	719,000	40,904
Bolsa Mexicana de Valores, SAB de CV, Series A	18,285,580	40,279
VZ Holding AG	465,000	39,401
EFG International AG	4,646,285	38,114
Nova Ljubljanska Banka dd (GDR)	2,360,226	36,102
Artisan Partners Asset Management, Inc., Class A	705,000	35,828
Korea Investment Holdings Co., Ltd.	386,680	35,367
AssetMark Financial Holdings, Inc.[1]	1,350,000	33,831
Umpqua Holdings Corp.	1,785,500	32,942
Funding Circle Holdings PLC[1]	14,713,073	30,732
Playstudios Inc., Class A1,4,7	4,500,000	30,719
Patria Investments, Ltd., Class A	1,710,723	30,143
Pine Labs Pte., Ltd.[1,4,5,6]	76,998	28,710
Hilltop Holdings, Inc.	750,000	27,300
SMALLCAP World Fund — Page 13 of 30

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
eGuarantee, Inc.	1,268,348	$26,818
The Tel Aviv Stock Exchange, Ltd.	4,312,024	26,638
Victory Capital Holdings, Inc., Class A	812,000	26,220
Linc AB1	2,358,208	25,461
Kinsale Capital Group, Inc.	144,120	23,747
Close Brothers Group PLC	1,131,900	23,721
Hiscox, Ltd.[1]	2,060,606	23,704
BOK Financial Corp.	250,368	21,682
Qualitas Controladora, SAB de CV	4,600,000	21,440
Regional, SAB de CV, Series A	3,522,159	20,714
IIFL Finance Ltd.	5,836,000	19,974
Alpha Services and Holdings SA1	15,484,000	19,792
ICICI Securities, Ltd.[1]	2,157,728	18,606
Hamilton Lane Inc., Class A	188,760	17,200
Cannae Holdings, Inc.[1]	438,772	14,879
MarketAxess Holdings, Inc.	29,200	13,537
HDFC Asset Management Co., Ltd.	319,780	12,551
SBI Holdings, Inc.	505,000	11,946
WealthNavi, Inc.[1,3]	281,200	10,213
Hellenic Exchanges-Athens Stock Exchange SA	1,991,925	9,684
Discovery Ltd.[1]	899,883	7,957
MJ Hudson Group PLC[1]	7,352,363	5,314
PT Bank Rakyat Indonesia Agroniaga Tbk[1]	18,218,500	2,444
		6,621,777
Consumer staples 2.95%
Emmi AG2	324,622	332,955
Simply Good Foods Co., Class A1,2	6,651,000	242,828
Grocery Outlet Holding Corp.[1,2]	6,238,756	216,235
Freshpet, Inc.[1]	1,169,632	190,603
Monde Nissin Corp.[1]	450,277,767	152,383
Raia Drogasil SA, ordinary nominative shares	28,750,000	142,831
Fevertree Drinks PLC	3,572,500	127,153
Milbon Co., Ltd.[2]	1,711,000	96,720
Kotobuki Spirits Co., Ltd.	1,483,200	95,858
AAK AB	3,438,609	77,064
COSMOS Pharmaceutical Corp.	488,306	71,645
BJ’s Wholesale Club Holdings, Inc.[1]	1,455,608	69,258
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	9,406,905	61,175
Nu Skin Enterprises, Inc., Class A	1,000,000	56,650
Vector Group, Ltd.	3,971,496	56,157
Zur Rose Group AG1	127,980	49,034
Hilton Food Group PLC	3,062,967	46,353
Bakkafrost P/F	517,500	42,734
United Spirits, Ltd.[1]	4,506,665	40,116
BidCorp, Ltd.[1]	1,640,857	35,576
Fresh Del Monte Produce, Inc.	1,028,000	33,801
Varun Beverages, Ltd.	2,973,313	29,185
Hotel Chocolat Group PLC[1]	4,750,250	23,590
Total Produce PLC	7,352,500	23,016
PZ Cussons PLC	6,017,310	20,352
Avenue Supermarts, Ltd.[1]	417,313	18,775
Nomad Foods, Ltd.[1]	500,000	14,135
Century Pacific Food, Inc.	25,901,000	12,416
Beyond Meat, Inc.[1,3]	73,395	11,559
SMALLCAP World Fund — Page 14 of 30

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Icelandic Salmon AS1	515,000	$7,237
Sok Marketler Ticaret AS, non-registered shares[1]	4,110,986	5,543
		2,402,937
Materials 2.60%
Navin Fluorine International, Ltd.[2]	3,950,051	199,243
APL Apollo Tubes, Ltd.[1,2]	7,192,000	157,647
Nanofilm Technologies International Ltd.[1,2]	38,073,800	155,444
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	124,589
Zymergen, Inc.[1,3]	2,599,700	104,014
PI Industries, Ltd.	2,223,929	87,078
MMG Ltd.[1]	189,008,000	83,254
Lundin Mining Corp.	8,514,400	76,792
JCU Corp.[2]	2,174,900	70,086
SK Materials Co., Ltd.	210,918	65,945
Xometry, Inc., Class A1	675,000	58,988
Summit Materials, Inc., Class A1	1,681,707	58,608
Vidrala, SA, non-registered shares	478,335	57,172
H.B. Fuller Co.	866,200	55,099
Re:newcell AB1,2,3	2,462,727	51,098
Aluflexpack AG1,2	1,309,666	50,249
LANXESS AG	705,240	48,351
Alcoa Corp.[1]	1,260,000	46,418
Tronox Holdings PLC, Class A	2,068,000	46,323
Allegheny Technologies, Inc.[1]	2,098,602	43,756
Axalta Coating Systems, Ltd.[1]	1,399,600	42,674
Diversey Holdings, Ltd.[1]	2,345,458	42,007
Venator Materials PLC[1,2]	8,538,871	40,474
ACC, Ltd.	1,377,000	37,325
Huntsman Corp.	1,341,600	35,579
Croda International PLC	267,795	27,294
Berger Paints India, Ltd.	2,500,993	27,089
Arkema SA	197,500	24,777
Danimer Scientific, Inc., Class A1,3	977,617	24,489
Indigo Paints, Ltd.[1]	649,565	21,957
Sandstorm Gold, Ltd.[1,3]	2,542,205	20,058
SSR Mining, Inc.	1,220,000	19,020
Origin Materials, Inc., Class A1,4	2,500,000	18,450
Yamana Gold, Inc.[3]	4,175,000	17,619
Vinati Organics, Ltd.	707,009	17,407
Gulf Oil Lubricants India, Ltd.	1,868,110	17,256
Industrias Penoles, SAB de CV	1,070,000	14,770
Gerdau SA (ADR)	2,011,500	11,868
Fuso Chemical Co., Ltd.	251,800	9,293
Shandong Sinocera Functional Material Co., Ltd., Class A	949,821	7,166
Excelsior Mining Corp.[1]	5,699,500	2,575
		2,119,301
Communication services 2.22%
Iridium Communications, Inc.[1]	4,256,695	170,225
Iridium Communications, Inc.[1,7]	636,132	25,439
New York Times Co., Class A	3,865,100	168,325
Bandwidth, Inc., Class A1	1,215,000	167,573
Yandex NV, Class A1	1,530,000	108,247
JCDecaux SA1	3,102,517	86,011
SMALLCAP World Fund — Page 15 of 30

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
DIP Corp.	2,306,000	$71,300
Daily Mail and General Trust PLC, Class A, nonvoting shares	5,273,803	70,326
DouYu International Holdings, Ltd. (ADR)[1]	10,110,634	69,157
Skillz Inc., Class A1	1,500,000	32,580
Skillz Inc., Class A1,3,4,7	1,500,000	30,625
Skillz Inc., Class A1,4,7	99,282	1,919
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	64,166
YouGov PLC	3,391,162	55,354
Nordic Entertainment Group AB, Class B1	1,198,124	52,780
Trustpilot AS1	10,926,273	51,600
Direct Marketing MIX, Inc.[2]	1,312,000	48,715
Cable One, Inc.	25,321	48,434
Future PLC[1]	945,924	40,982
JOYY Inc., Class A (ADR)	562,000	37,075
4imprint Group PLC[1]	866,001	32,045
Capcom Co., Ltd.	1,071,600	31,349
Talkspace, Inc., Class A1,4,7	4,000,000	30,581
Tata Communications, Ltd.	1,725,254	29,875
CTS Eventim AG & Co. KGaA[1]	471,400	29,457
Huuuge, Inc.[1]	2,977,596	29,089
Pebble Group PLC[1,2]	13,396,071	28,723
Indus Towers, Ltd.	7,487,077	24,039
Zee Entertainment Enterprises, Ltd.	7,932,200	22,917
Square Enix Holdings Co., Ltd.	449,900	22,314
Bengo4.com, Inc.[1,3]	241,100	21,094
Hemnet Group AB1	886,257	19,935
Paradox Interactive AB	885,000	18,614
Bambuser AB1,2	9,961,959	18,555
Boat Rocker Media, Inc.[1]	2,103,504	11,861
Frontier Communications Parent, Inc.[1]	439,057	11,591
MTN Group, Ltd.[1,3]	1,458,066	10,540
Kamakura Shinsho, Ltd.	892,200	8,079
Enad Global 7 AB1	748,500	6,227
		1,807,718
Real estate 1.46%
DigitalBridge Group, Inc. REIT, Class A1,3	24,048,774	189,985
Altus Group, Ltd.[2]	3,298,288	152,861
Embassy Office Parks REIT	22,010,000	103,752
Real Matters, Inc.[1,2]	5,873,367	84,717
K-Fast Holding AB, Class B1,2	9,796,068	71,541
JHSF Participações SA2	46,022,472	67,269
SRE Holdings Corp.[1,2]	998,500	65,881
MGM Growth Properties LLC REIT, Class A	1,767,000	64,708
Shimao Services Holdings, Ltd.	16,829,000	58,197
Concentradora Fibra Danhos REIT, SA de CV	50,327,700	55,821
FirstService Corp.	200,000	34,303
Mindspace Business Parks REIT	9,000,000	34,235
Redwood Trust, Inc. REIT	2,562,000	30,923
Douglas Emmett, Inc. REIT	910,000	30,594
Samhallsbyggnadsbolaget i Norden AB, Class B3	7,264,000	30,437
Poly Property Services Co., Ltd., Class H3	4,163,800	28,262
Macrotech Developers, Ltd.[1]	2,331,038	21,440
Park Hotels & Resorts, Inc. REIT[1]	841,000	17,333
Genova Property Group AB1	1,384,600	17,150
SMALLCAP World Fund — Page 16 of 30

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Pebblebrook Hotel Trust REIT	650,000	$15,308
Americold Realty Trust REIT	217,800	8,244
BR Malls Participacoes SA, ordinary nominative shares[1]	3,357,560	6,845
Mitre Realty Empreendimentos e Participações SA	1,523,200	3,650
		1,193,456
Energy 1.15%
Cimarex Energy Co.	1,971,000	142,799
Pioneer Natural Resources Company	629,255	102,267
Northern Oil and Gas, Inc.[2,3]	4,676,452	97,130
New Fortress Energy, Inc., Class A3	2,340,000	88,639
Denbury, Inc.[1,3]	855,000	65,647
APA Corp.	2,478,500	53,610
Worley, Ltd.	5,701,172	51,136
Cactus, Inc., Class A	1,300,791	47,765
Petronet LNG, Ltd.	14,415,284	43,791
Vine Energy, Inc., Class A1,3	2,471,780	38,535
Chesapeake Energy Corp.	722,500	37,512
Magnolia Oil & Gas Corp., Class A1	2,000,000	31,260
Renewable Energy Group, Inc.[1]	500,000	31,170
Viper Energy Partners LP	1,455,000	27,398
Helmerich & Payne, Inc.	690,600	22,534
Venture Global LNG, Inc., Series C1,4,5,6,7	4,240	20,574
Savannah Energy PLC[1,2,4,5]	64,599,102	17,291
Aegis Logistics, Ltd.[1]	2,299,208	10,636
Diamondback Energy, Inc.	50,000	4,694
		934,388
Utilities 0.28%
AC Energy Corp.	528,551,620	89,328
ENN Energy Holdings, Ltd.	3,166,000	60,268
Neoenergia SA	14,573,000	50,893
Black Hills Corp.	305,000	20,017
Hawaiian Electric Industries, Inc.	220,859	9,338
Mytrah Energy, Ltd.[1,2,4,5]	10,418,000	144
		229,988
Total common stocks (cost: $40,099,553,000)		75,022,113
Preferred securities 1.45% Information technology 0.47%
Avidxchange, Inc., Series F, preferred shares[1,2,4,5,6]	2,159,548	133,374
Outreach Corp., Series G, preferred shares[1,4,5,6]	1,554,053	45,482
Patreon, Inc., Series E, preferred shares[1,4,5,6]	698,208	34,801
Patreon, Inc., Series Seed, preferred shares[1,4,5,6]	163,096	8,129
Gitlab Inc., Series E, preferred shares[1,4,5,6]	1,044,048	42,378
PsiQuantum, Corp., Series D, preferred shares[1,4,5,6]	1,334,542	35,000
Turing Holding Corp., Series B, convertible preferred shares[1,4,5,6]	45,330	30,000
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative preferred shares[1,4,5,6]	4,005,527	23,253
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative preferred shares[1,4,5,6]	744,555	4,322
Yotpo, Ltd., Series F, preferred shares[1,4,5,6,7]	8,332,809	18,329
Yotpo, Ltd., Series B, preferred shares[1,4,5,6,7]	1,111,347	2,322
Yotpo, Ltd., Series C, preferred shares[1,4,5,6,7]	1,057,985	2,211
Yotpo, Ltd., Series A-1, preferred shares[1,4,5,6,7]	709,592	1,483
SMALLCAP World Fund — Page 17 of 30

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd., Series A, preferred shares[1,4,5,6,7]	345,899	$723
Yotpo, Ltd., Series C-1, preferred shares[1,4,5,6,7]	293,302	613
Yotpo, Ltd., Series D, preferred shares[1,4,5,6,7]	163,552	341
Yotpo, Ltd., Series B-1, preferred shares[1,4,5,6,7]	130,625	273
		383,034
Industrials 0.43%
Azul SA, preferred nominative shares (ADR)[1,3]	7,105,974	187,598
Azul SA, preferred nominative shares[1]	771,000	6,803
Relativity Space, Inc., Series D, preferred shares[1,2,4,5,6]	2,143,751	48,953
Relativity Space, Inc., Series E, preferred shares[1,2,4,5,6]	464,197	10,600
WorkRise Technologies, Inc., Series E, preferred shares[1,4,5,6]	95,423	40,000
ABL Space Systems Co., Series B, preferred shares[1,4,5,6]	777,162	35,000
Einride AB, Series B, preferred shares[1,2,4,5,6]	1,334,588	26,870
		355,824
Health care 0.36%
Sartorius AG, nonvoting non-registered preferred shares	320,000	166,574
KRY International AB, Series E, preferred shares[1,4,5,6]	114,059	50,915
Brii Biosciences, Ltd., Series C, preferred shares[1,4,5,6]	6,494,771	30,006
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,4,5,6]	1,531,102	15,101
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5,6]	4,397,107	12,347
Grail, Inc., Series D, preferred shares[1,4,5,6]	1,939,479	11,559
Artiva Biotherapeutics, Inc., Series B, preferred shares[1,4,5,6]	636,364	7,000
		293,502
Consumer discretionary 0.10%
Grove Collaborative, Inc., Series E, preferred shares[1,4,5,6]	2,611,018	29,165
StockX, Inc., Series E-1, preferred shares[1,4,5,6]	222,222	20,000
StockX, Inc., Series AA, preferred shares[1,4,5,6]	57,338	5,160
StockX, Inc., Series B, preferred shares[1,4,5,6]	3,094	279
Cava Group, Inc., Series F, preferred shares[1,4,5,6,7]	664,364	25,000
		79,604
Financials 0.09%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4,5,6]	13,618	51,434
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[1,4,5,6]	57,100	21,290
		72,724
Total preferred securities (cost: $829,287,000)		1,184,688
Rights & warrants 0.21% Information technology 0.18%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,4,7]	2,119,100	147,910
Foursquare Labs, Inc., warrants, expire 2033[1,4,5,6]	1,163,990	510
		148,420
Consumer staples 0.03%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,4,7]	2,415,300	23,333
Total rights & warrants (cost: $133,610,000)		171,753
SMALLCAP World Fund — Page 18 of 30

unaudited
Convertible stocks 0.09% Communication services 0.07%	Shares	Value (000)
Nextdoor Inc., Series H, convertible preferred shares[4,5,6,7]	1,512,513	$52,878
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,4,5,6]	3,468,862	16,269
Total convertible stocks (cost: $49,834,000)		69,147
Short-term securities 7.63% Money market investments 6.53%
Capital Group Central Cash Fund 0.04%[2,9]	53,252,352	5,325,235
Money market investments purchased with collateral from securities on loan 1.10%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	223,300,000	223,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[9,10]	223,300,000	223,300
Capital Group Central Cash Fund 0.04%[2,9,10]	1,471,716	147,172
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	130,003,486	130,003
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	53,600,000	53,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	53,600,000	53,600
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	35,700,000	35,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	26,800,000	26,800
		893,475
Total short-term securities (cost: $6,218,916,000)		6,218,710
Total investment securities 101.46% (cost: $47,331,200,000)		82,666,411
Other assets less liabilities (1.46)%		(1,191,212)
Net assets 100.00%		$81,475,199
SMALLCAP World Fund — Page 19 of 30

unaudited
Investments in affiliates2

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 20.83%
Information technology 4.23%
Netcompany Group AS, non-registered shares	$261,807	$12,613	$36,226	$20,546	$68,604	$327,344	$443
eMemory Technology, Inc.[1]	71,353	67,425	—	—	152,219	290,997	—
Net One Systems Co., Ltd.	313,706	13,177	16,497	5,906	(89,324)	226,968	2,494
Network International Holdings PLC[1]	102,957	56,445	1,140	(98)	63,311	221,475	—
SHIFT, Inc.[1]	149,519	58,714	7,674	4,212	13,795	218,566	—
Kulicke and Soffa Industries, Inc.[3]	—	163,239	—	—	46,856	210,095	738
Tokai Carbon Korea Co., Ltd.	—	141,455	—	—	25,554	167,009	172
Keywords Studios PLC[1]	53,740	115,910	12,201	(926)	9,247	165,770	—
Megaport, Ltd.[1]	139,672	—	11,403	8,522	15,799	152,590	—
Dye & Durham, Ltd.	23,232	88,819	9,922	—	41,237	143,366	120
Bottomline Technologies, Inc.[1]	146,392	4,527	—	—	(18,384)	132,535	—
PAR Technology Corp.[1,3]	39,764	56,243	—	—	30,358	126,365	—
GB Group PLC	96,159	2,980	—	—	25,259	124,398	948
Nagarro SE1	—	90,960	—	—	19,857	110,817	—
Computer Age Management Services Ltd.	10,130	56,054	—	—	42,908	109,092	409
Global Unichip Corp.	41,928	31,303	—	—	30,010	103,241	1,257
Tanla Platforms, Ltd.[1]	—	59,312	—	—	39,570	98,882	—
Appier Group, Inc.[1,3]	—	89,844	—	—	(9,965)	79,879	—
Ideagen PLC	—	79,031	—	—	(3,925)	75,106	22
Dexerials Corp.	18,537	24,098	—	—	25,544	68,179	710
LPKF Laser & Electronics AG, non-registered shares[3]	42,521	10,070	—	—	4,474	57,065	240
Cherry AG1	—	48,285	—	—	(833)	47,452	—
Unifiedpost Group SA1	51,564	11,545	—	—	(22,806)	40,303	—
Smaregi, Inc.[1,3]	14,647	4,475	—	—	14,928	34,050	—
SmartCraft ASA, Class A1	—	27,413	—	—	4,793	32,206	—
Clear Secure, Inc., Class A1	—	25,603	—	—	4,518	30,121	—
EcoOnline Holding AS1,3	—	29,416	—	—	(2,181)	27,235	—
Conductor Technology, Ltd.[1,4,5,6]	—	26,000	—	—	43	26,043	—
CANCOM SE, non-registered shares[4,11]	148,833	—	143,318	1,836	(7,351)	—	—
Fortnox AB11	143,848	—	193,905	132,383	(32,527)	—	285
Nuvei Corp., subordinate voting shares[1,7,11]	83,460	36,400	58,727	7,331	16,236	—	—
SimCorp AS11	287,448	10,103	213,130	69,337	(73,265)	—	1,311
Smartsheet, Inc., Class A1,11	339,768	7,161	62,402	27,654	131,994	—	—
Yext, Inc.[1,11]	107,110	—	126,131	34,785	(15,764)	—	—
Paya Holdings Inc., Class A1,11	—	26,378	25,583	(795)	—	—	—
Paya Holdings Inc., Class A1,4,7,11	—	50,000	60,997	10,997	—	—	—
						3,447,149
Health care 2.85%
Allakos, Inc.[1]	311,345	36,487	46,566	7,586	14,582	323,434	—
PolyPeptide Group AG1	—	190,386	—	—	31,940	222,326	—
GVS SpA	160,421	44,826	40,835	—	34,688	199,100	1,876
Applied Molecular Transport, Inc.[1,3]	80,251	22,738	—	—	35,703	138,692	—
Mani, Inc.	169,994	—	7,862	(351)	(26,044)	135,737	615
Metropolis Healthcare, Ltd.	94,292	1,050	13,952	7,563	46,316	135,269	426
Revance Therapeutics, Inc.[1]	82,758	32,627	—	—	18,369	133,754	—
Silk Road Medical, Inc.[1]	166,923	37,831	21,490	3,002	(54,688)	131,578	—
SMALLCAP World Fund — Page 20 of 30

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Ocumension Therapeutics[1]	$32,004	$95,191	$—	$—	$3,259	$130,454	$—
Cortexyme, Inc.[1,3]	117,669	5,044	14,651	741	4,939	113,742	—
Pulmonx Corp.[1,3]	—	109,444	19,010	5,905	16,189	112,528	—
New Frontier Health Corp., Class A1,3,7	71,060	266,425	278,134	(437)	31,547	90,461	—
Fagron NV	138,130	10,749	43,699	(3,613)	(12,417)	89,150	766
Antares Vision SpA[1]	68	73,813	—	—	(658)	73,223	—
Addus HomeCare Corp.[1]	58,738	23,336	—	—	(8,888)	73,186	—
Precision BioSciences, Inc.[1]	25,022	1,876	—	—	26,550	53,448	—
Cellectis SA (ADR)[1]	40,965	—	—	—	(6,709)	34,256	—
Cellectis SA, non-registered shares[1]	21,878	—	—	—	(3,109)	18,769	—
Adaptimmune Therapeutics PLC (ADR)[1]	74,405	—	—	—	(34,685)	39,720	—
Acutus Medical, Inc.[1,3]	30,871	19,616	—	—	(14,524)	35,963	—
Nordhealth AS, Class A1	—	24,956	—	—	(2,241)	22,715	—
WIN-Partners Co., Ltd.	19,422	—	—	—	(1,522)	17,900	614
Autolus Therapeutics PLC (ADR)[1,3,11]	48,638	7,350	13,602	(32,392)	9,633	—	—
CellaVision AB, non-registered shares[11]	62,142	—	27,091	8,784	(9,840)	—	71
Flexion Therapeutics, Inc.[1,11]	39,797	—	40,974	(10,332)	11,509	—	—
GW Pharmaceuticals PLC (ADR)[1,11]	175,171	4,916	394,059	227,741	(13,769)	—	—
Haemonetics Corp.[1,11]	313,334	51,341	126,128	(68,211)	(25,180)	—	—
Health Catalyst, Inc.[1,11]	120,624	10,179	67,889	26,453	30,896	—	—
Neovasc Inc.[1,11]	2,476	—	1,017	(2,520)	1,061	—	—
NuCana PLC (ADR)[1,11]	18,948	—	6,107	(32,909)	24,057	—	—
Pacific Biosciences of California, Inc.[1,11]	135,169	20,940	189,340	165,435	206,136	—	—
Revenio Group Oyj, non-registered shares[11]	63,690	—	28,337	16,542	8,174	—	304
Xenon Pharmaceuticals, Inc.[1,11]	22,353	—	—	—	15,245	—	—
Kronos Bio, Inc.[1,3,11]	—	15,000	—	—	7,244	—	—
Kronos Bio, Inc.[1,11]	—	45,433	20,116	2,410	7,224	—	—
						2,325,405
Consumer discretionary 4.87%
YETI Holdings, Inc.[1]	226,417	74,714	9,137	3,309	260,656	555,959	—
Helen of Troy, Ltd.[1]	126,272	255,684	—	—	43,191	425,147	—
TopBuild Corp.[1]	403,067	15,183	95,956	73,128	2,347	397,769	—
Tube Investments of India, Ltd.	50,583	122,873	—	—	69,009	242,465	319
Shop Apotheke Europe NV, non-registered shares[1]	152,474	81,170	—	—	957	234,601	—
Six Flags Entertainment Corp.[1]	80,059	23,016	—	—	92,652	195,727	—
BHG Group AB1	120,598	38,673	14,095	9,369	32,535	187,080	—
zooplus AG, non-registered shares[1]	106,273	120	—	—	78,883	185,276	—
Everi Holdings, Inc.[1]	39,528	18,624	—	—	104,567	162,719	—
Auction Technology Group PLC[1]	—	99,473	—	—	33,353	132,826	—
Domino’s Pizza Group PLC	124,794	—	9,746	792	15,730	131,570	3,058
Porch Group, Inc.[1,3]	—	112,359	—	—	11,654	124,013	—
Desenio Group AB1	—	105,620	—	—	14,243	119,863	—
Strategic Education, Inc.	138,028	36,129	46,382	(28,077)	6,063	105,761	2,202
Purple Innovation, Inc., Class A1	59,739	44,680	—	—	(2,793)	101,626	—
Bajaj Electricals, Ltd.[1]	46,868	5,497	—	—	47,363	99,728	—
MADE.com Group PLC[1]	—	69,324	—	—	17,040	86,364	—
Musti Group Oyj	54,475	20,536	22,119	10,498	21,006	84,396	1,181
Bike24 Holding AG1	—	59,272	—	—	16,253	75,525	—
SMALLCAP World Fund — Page 21 of 30

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Lojas Quero-Quero SA	$22,356	$21,171	$—	$—	$25,448	$68,975	$168
Cairn Homes PLC[1]	46,064	—	—	—	17,880	63,944	—
AcadeMedia AB	65,102	—	22,135	10,192	261	53,420	1,389
OneSpaWorld Holdings, Ltd.[1,3]	24,501	19,664	16,565	(10,301)	21,398	38,697	—
JOANN, Inc.	—	28,872	—	—	9,018	37,890	241
Beazer Homes USA, Inc.[1]	21,910	—	—	—	10,108	32,018	—
Del Taco Restaurants, Inc.	11,793	10,803	—	—	1,454	24,050	154
BNN Technology PLC[1,4,5]	—[8]	—	—	—	—[8]	—[8]	—
Evolution AB11,12	653,356	53,424	386,307	308,785	631,819	—	7,326
GoCo Group PLC[4,11]	30,969	—	40,352	15,947	(6,564)	—	—
IDP Education, Ltd.[3,11]	194,977	8,493	73,929	20,158	41,046	—	918
Trainline PLC[1,11]	132,167	—	81,416	(12,636)	(901)	—	—
						3,967,409
Industrials 5.07%
IMCD NV	419,005	—	—	—	140,570	559,575	4,280
BayCurrent Consulting, Inc.	57,697	179,873	6,253	356	206,349	438,022	1,121
Diploma PLC	217,621	107,081	30,520	—	106,011	400,193	5,219
Meggitt PLC[1]	147,363	134,065	44,325	1,128	149,997	388,228	—
Saia, Inc.[1]	134,364	66,484	—	—	94,447	295,295	—
Boyd Group Services, Inc.[3]	166,456	38,425	9,727	1,817	29,916	226,887	376
Arcosa, Inc.	108,252	83,964	—	—	34,167	226,383	456
Carel Industries SpA	165,092	4,432	22,670	10,169	8,772	165,795	983
Visional, Inc.[1]	—	137,690	—	—	22,246	159,936	—
Comfort Systems USA, Inc.	—	134,795	—	—	16,598	151,393	330
Japan Elevator Service Holdings Co., Ltd.	97,944	12,905	—	—	33,646	144,495	611
Instalco AB	71,427	12,304	4,253	1,115	62,807	143,400	1,107
Sun Country Airlines Holdings, Inc.[1]	—	111,119	24,105	5,857	26,635	119,506	—
Montana Aerospace AG1	—	78,682	—	—	38,022	116,704	—
Alfen NV1	81,133	5,053	9,497	3,387	30,988	111,064	—
Avon Rubber PLC	130,603	2,063	—	—	(44,714)	87,952	597
Interface, Inc.	9,547	42,119	—	—	18,964	70,630	79
DO & CO AG, non-registered shares[1,3]	8,882	42,909	—	—	18,549	70,340	—
Marlowe PLC[1]	—	100,559	45,941	—	13,863	68,481	—
Fasadgruppen Group AB	—	26,158	—	—	27,755	53,913	262
Pegasus Hava Tasimaciligi AS1	—	59,541	—	—	(9,416)	50,125	—
Barrett Business Services, Inc.	21,658	12,319	—	—	10,371	44,348	550
Azelio AB1	6,443	22,031	—	—	5,668	34,142	—
Bingo Industries Ltd.[4,11]	85,378	—	130,282	63,062	(18,158)	—	566
Grace Technology, Inc.[11]	50,981	6,989	39,750	(9,930)	(8,290)	—	168
Granite Construction, Inc.[11]	40,979	12,089	48,572	9,421	55,729	—	972
Greaves Cotton Ltd.[4,11]	13,291	—	13,277	(13,401)	13,387	—	—
Matson, Inc.[3,11]	87,156	—	13,713	5,815	47,078	—	1,454
						4,126,807
Financials 1.03%
Trupanion, Inc.[1]	220,565	62,608	100,036	80,039	9,233	272,409	—
Aavas Financiers, Ltd.[1]	95,244	36,302	—	—	90,164	221,710	—
Independent Bank Group, Inc.	19,262	118,539	—	—	25,713	163,514	1,265
Seacoast Banking Corp. of Florida	64,582	9,136	—	—	59,703	133,421	508
Uzabase, Inc.[1]	69,504	7,692	—	—	(25,661)	51,535	—
SMALLCAP World Fund — Page 22 of 30

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Cannae Holdings, Inc.[1,11]	$273,210	$—	$262,379	$104,214	$(100,166)	$—	$—
Greenhill & Co., Inc.[11]	13,276	—	12,953	(25,173)	24,850	—	58
						842,589
Consumer staples 1.09%
Emmi AG	315,972	8,871	1,030	(18)	9,160	332,955	4,601
Simply Good Foods Co., Class A1	146,655	—	—	—	96,173	242,828	—
Grocery Outlet Holding Corp.[1]	181,783	117,976	48,507	(10,428)	(24,589)	216,235	—
Milbon Co., Ltd.	54,206	40,925	—	—	1,589	96,720	717
Hotel Chocolat Group PLC[1,11]	34,294	—	14,652	(476)	4,424	—	—
						888,738
Materials 0.89%
Navin Fluorine International, Ltd.	105,113	16,629	—	—	77,501	199,243	235
APL Apollo Tubes, Ltd.[1]	—	120,426	19,165	(240)	56,626	157,647	—
Nanofilm Technologies International Ltd.[1]	—	87,176	—	—	68,268	155,444	—
JCU Corp.	60,133	23,050	10,222	3,780	(6,655)	70,086	486
Re:newcell AB1,3	—	27,986	—	—	23,112	51,098	—
Aluflexpack AG1	23,928	24,678	9,353	2,111	8,885	50,249	—
Venator Materials PLC[1]	15,195	1,274	—	—	24,005	40,474	—
Excelsior Mining Corp.[1,11]	6,572	—	3,660	(1,910)	1,573	—	—
Gulf Oil Lubricants India, Ltd.[11]	21,229	1,290	6,498	(2,244)	3,479	—	245
						724,241
Communication services 0.12%
Direct Marketing MIX, Inc.	23,937	34,212	23,906	—	14,472	48,715	60
Pebble Group PLC[1]	13,569	—	—	—	15,154	28,723	—
Bambuser AB1	—	22,945	2,824	(819)	(747)	18,555	—
Iridium Communications, Inc.[1,7,11]	16,272	—	—	—	9,167	—	—
Iridium Communications, Inc.[1,11]	178,010	—	125,132	98,661	18,686	—	—
Kamakura Shinsho, Ltd.[11]	20,275	—	14,771	(4,452)	7,027	—	22
						95,993
Real estate 0.54%
Altus Group, Ltd.	134,523	2,705	—[8]	—[8]	15,633	152,861	1,169
Real Matters, Inc.[1]	—	79,397	—	—	5,320	84,717	—
K-Fast Holding AB, Class B1	43,130	—	—	—	28,411	71,541	—
JHSF Participações SA	49,903	8,262	—	—	9,104	67,269	1,956
SRE Holdings Corp.[1]	—	32,001	—	—	33,880	65,881	—
Cyrela Commercial Properties SA, ordinary nominative[11]	19,160	—	22,430	(17,375)	20,645	—	944
Foxtons Group PLC[1,4,11]	8,532	—	7,924	(3,692)	3,084	—	—
Mitre Realty Empreendimentos e Participações SA11	14,522	—	10,661	(10,916)	10,705	—	523
WHA Corp. PCL[11]	75,192	—	76,517	3,221	(1,896)	—	759
						442,269
Energy 0.14%
Northern Oil and Gas, Inc.[3]	—	49,624	—	—	47,506	97,130	140
Savannah Energy PLC[1,4,5]	8,759	—	—	—	8,532	17,291	—
						114,421
Utilities 0.00%
Mytrah Energy, Ltd.[1,4,5]	135	—	—	—	9	144	—
Total common stocks						16,975,165
SMALLCAP World Fund — Page 23 of 30

unaudited
Investments in affiliates2  (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Preferred securities 0.35%
Information technology 0.16%
Avidxchange, Inc., Series F, preferred shares[1,4,5,6]	$105,844	$—	$—	$—	$27,530	$133,374	$—
Industrials 0.11%
Relativity Space, Inc., Series D, preferred shares[1,4,5,6]	—	32,000	—	—	16,953	48,953	—
Relativity Space, Inc., Series E, preferred shares[1,4,5,6]	—	10,600	—	—	—	10,600	—
Einride AB, Series B, preferred shares[1,4,5,6]	—	18,753	—	—	8,117	26,870	—
						86,423
Health care 0.02%
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,4,5,6]	—	15,101	—	—	—	15,101	—
Consumer discretionary 0.00%
Made.com Design, Ltd., Series C-4, preferred shares[1,4]	46,537	—	41,328	—[8]	(5,209)	—	—
Financials 0.06%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,4,5,6]	—	48,694	—	—	2,740	51,434	—
Total preferred securities						286,332
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., warrants, expire 2025[1,4,11]	47	—	1	1	(47)	—	—
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5,6]	13,945	—	—	—	2,324	16,269	—
Short-term securities 6.72%
Money market investments 6.54%
Capital Group Central Cash Fund 0.04%[9]	1,519,845	9,619,962	5,814,010	(63)	(499)	5,325,235	2,140
Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 0.04%[9,10]	—	147,172[13]				147,172	—[14]
Total short-term securities						5,472,407
Total 27.92%				$1,337,268	$4,393,397	$22,750,173	$65,736
SMALLCAP World Fund — Page 24 of 30

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,446,853,000, which represented 1.78% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $2,477,555,000, which represented 3.04% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,419,757,000, which represented 1.74% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2021.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Unaffiliated issuer at 6/30/2021.
[12]	This security changed its name during the reporting period.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
VisEra Technologies Co., Ltd.	3/9/2021	$93,821	$153,141.19%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	105,844	133,374.16
Relativity Space, Inc., Series D, preferred shares	11/20/2020	32,000	48,953.06
Relativity Space, Inc., Series E, preferred shares	5/27/2021	10,600	10,600.01
KRY International AB, Series E, preferred shares	5/13/2021	51,891	50,915.06
KRY International AB, Series A	5/13/2021	8,533	8,373.01
Nextdoor Inc., Series H, convertible preferred shares	5/8/2019	30,833	52,878.06
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	34,801.04
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	9,468.01
Patreon, Inc., Series Seed, preferred shares	9/16/2020	2,790	8,129.01
PPRO Holding GMBS, Series B, 8.00% preferred shares	1/28/2021	48,694	51,434.06
Pine Labs Pte., Ltd.	5/12/2021	28,710	28,710.03
Pine Labs Pte., Ltd., Series J, cumulative preferred shares	5/12/2021	21,290	21,290.03
Outreach Corp., Series G, preferred shares	5/27/2021	45,483	45,482.06
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	42,378.05
StockX, Inc., Series E-1, preferred shares	4/15/2021	20,000	20,000.02
StockX, Inc.	4/5/2021	14,682	14,561.02
StockX, Inc., Series AA, preferred shares	4/5/2021	5,203	5,160.01
StockX, Inc., Series B, preferred shares	4/5/2021	281	279.00
WorkRise Technologies, Inc., Series E, preferred shares	3/8/2021	40,000	40,000.05
ABL Space Systems Co., Series B, preferred shares	3/24/2021	35,000	35,000.04
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	35,000	35,000.04
Yotpo, Ltd., Series F, preferred shares	2/25/2021	18,329	18,329.02
Yotpo, Ltd.	3/16/2021	5,475	5,475.01
Yotpo, Ltd., Series B, preferred shares	3/16/2021	2,322	2,322.00
Yotpo, Ltd., Series C, preferred shares	3/16/2021	2,211	2,211.00
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	1,483	1,483.00
Yotpo, Ltd., Series A, preferred shares	3/16/2021	723	723.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	613	613.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	342	341.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	273	273.00
Brii Biosciences, Ltd., Series C, preferred shares	2/26/2021	30,000	30,006.04
Turing Holding Corp., Series B, convertible preferred shares	6/25/2021	30,000	30,000.04
Grove Collaborative, Inc., Series E, preferred shares	11/3/2020	26,000	29,165.04
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative preferred shares	3/20/2020	20,000	23,253.03
SMALLCAP World Fund — Page 25 of 30

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative preferred shares	12/22/2020-5/6/2021	4,322	4,322.01
Acerta Pharma BV	5/7/2014	11,250	27,065.03
Einride AB, Series B, preferred shares	3/23/2021-5/6/2021	18,753	26,870.03
Conductor Technology, Ltd.	10/19/2020	26,000	26,043.03
Cava Group, Inc., Series F, preferred shares	3/26/2021	25,000	25,000.03
Venture Global LNG, Inc., Series C	5/1/2015	12,720	20,574.03
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	16,269.02
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022	4/26/2021	15,101	15,101.02
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	9,000	12,347.02
Grail, Inc., Series D, preferred shares	4/17/2020	9,907	11,559.01
Artiva Biotherapeutics, Inc., Series B, preferred shares	2/24/2021	7,000	7,000.01
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,655.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	510.00
Total private placement securities		$ 981,128	$ 1,192,435	1.45%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
SMALLCAP World Fund — Page 26 of 30

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
SMALLCAP World Fund — Page 27 of 30

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,670,741	$—	$199,782	$16,870,523
Health care	14,288,788	560,292	35,451	14,884,531
Consumer discretionary	14,166,688	137,998	14,561	14,319,247
Industrials	13,638,247	—	—	13,638,247
Financials	6,276,503	316,564	28,710	6,621,777
Consumer staples	2,402,937	—	—	2,402,937
Materials	2,100,851	18,450	—	2,119,301
Communication services	1,744,593	63,125	—	1,807,718
Real estate	1,193,456	—	—	1,193,456
Energy	896,523	—	37,865	934,388
Utilities	229,844	—	144	229,988
Preferred securities	360,975	—	823,713	1,184,688
Rights & warrants	—	171,243	510	171,753
Convertible stocks	—	—	69,147	69,147
Short-term securities	6,218,710	—	—	6,218,710
Total	$80,188,856	$1,267,672	$1,209,883	$82,666,411
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
June 30, 2021 (dollars in thousands):
	Beginning value at 10/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3*	Ending value at 6/30/2021
Investment securities	$ 706,252	$15,160	$774,273	$(311,284)	$(40,000)	$92,289	$(26,807)	$1,209,883
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$187,607
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 28 of 30

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$316,513	Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Recent market information	Quoted price	N/A	N/A	N/A
			DLOM	19%	19%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Market comparable companies	Price/Cash flow multiple	11.3x	11.3x	Increase
			EV/Sales multiple	7.5x - 10.0x	9.6x	Increase
			Discount to EV/Sales multiple	30%	30%	Decrease
			DLOM	25% - 30%	26%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	823,713	Transaction price	N/A	N/A	N/A	N/A
			Premium to transaction price	10%	10%	Increase
		Expected merger proceeds	Expected cash proceeds	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			Risk discount	50%	50%	Decrease
		Recent market information	Mid of IPO price range	N/A	N/A	N/A
			DLOM	17%	17%	Decrease
		Market comparable companies	Price/Sales multiple	10.7x-17.3x	15.5x	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			EV/Sales multiple	4.0x - 21.1x	14.1x	Increase
			Adjustment based on market movement of comparables	1%	1%	Decrease
			Revenue growth rate	86%	86%	Increase
			DLOM	14%	14%	Decrease
Rights & warrants	510	Black-Scholes	Underlying common share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
Convertible stocks	69,147	Market comparable companies	EV/Sales multiple	15.1x - 24.4x	22.2x	Increase
			Discount to EV/Sales multiple	20% - 30%	22%	Decrease
			Adjustment based on market movement of comparables	10%	10%	Increase
			DLOM	21%	21%	Decrease
Total	$1,209,883
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

SMALLCAP World Fund — Page 29 of 30

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Btu = British thermal unit
CAD = Canadian dollars
CDI = CREST Depository Interest
DLOM = Discount for lack of marketability
EUR = Euros
EV = Enterprise value
GDR = Global Depositary Receipts
HKD = Hong Kong dollars
MMTPA = Million metric tonnes per annum
SDR = Swedish Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-035-0821O-S85350	SMALLCAP World Fund — Page 30 of 30